Summary of Significant Accounting Policies, Food and Drug Administration (Details)	12 Months Ended
Dec. 31, 2020 Class Category Pathway
Food and Drug Administration [Abstract]
Number of categories of tobacco products regulated by the FDA | Category	4
Number of classes of regulated tobacco products on which user fees are assessed | Class	6
Number of pathways for obtaining premarket authorization | Pathway	3